2. CONCENTRATIONS OF CREDIT AND BUSINESS RISK	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 2. CONCENTRATIONS OF CREDIT AND BUSINESS RISK

The Company maintains cash balances with one financial institution. Accounts at this institution are currently fully insured by the Federal Deposit Insurance Corporation.

The Company’s operations are devoted to the development, application and marketing of the CSRV system technology which was invented by George J. Coates, the Company’s founder, Chairman, Chief Executive Officer, President and controlling stockholder. Development efforts have been conducted continuously during this time. From July 1982 through May 1993, seven U.S. patents as well as a number of foreign patents were issued with respect to the CSRV system technology. Since inception of the Company in 1988, all aspects of the business have been completely dependent upon the activities of George J. Coates. The loss of George J. Coates’ availability or service due to death, incapacity or otherwise would have a material adverse effect on the Company's business and operations. The Company does not presently have any key-man life insurance in force for Mr. Coates.

The Company is highly dependent on Almont Energy Inc. (“Almont”) for cash flows, revenues and profits. Almont is the successor in interest under agreements with the Company including (i) a research and development agreement and an exclusive sub-licensing agreement covering the sale and distribution of natural gas fueled, industrial electric power CSRV engine generators (“Gen Sets”) for use in the generation of electrical power within the territory of Canada, and; (ii) the rights, subject to the provisions of a related escrow agreement, to an exclusive sub-licensing agreement covering the sale and distribution of Gen Sets for use in the generation of electrical power within the territory of the United States (the “Almont Agreements”). During the year ended December 31, 2011, the Company received a payment of $150,000 from Almont under these agreements. At December 31, 2012, Almont was obligated to the Company under the Almont Agreements for $5,847,000. In addition, Almont is also obligated to remit an additional $49 million toward the licensing fee provided for under the US License Agreement. It is not likely that Almont will be able to make additional payments of the Release Payment until the Company can raise sufficient new working capital to commence production and shipment of Gen Sets to Almont.